Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 31, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Trust for Advised Portfolios (the “Trust”)
File No.: 333-108394
Miller Income Fund S000055731

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, Miller Income Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 31, 2022, and filed electronically as Post-Effective Amendment No. 233 to the Trust’s Registration Statement on Form N‑1A on January 28, 2022.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios